Share-based compensation - Changes in stock options (Details)	3 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,283,088	1,516,641
Number of options granted (in shares) | shares	34,667	92,551
Number of options forfeited (in shares) | shares	(1,897)	0
Number of options exercised (in shares) | shares	(34,853)	(62,388)
Number of options outstanding - end of period (in shares) | shares	1,281,005	1,546,804
Number of options exercisable (in shares) | shares	891,286	897,676
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 12.00	$ 6.73
Weighted average exercise price, options granted (in cad per share) | $ / shares	54.26	51.01
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	16.00	0
Weighted average exercise price, options exercised (in cad per share) | $ / shares	34.62	1.85
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	12.52	9.58
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 3.84	$ 2.74